Inventories	9 Months Ended
Sep. 30, 2013
Inventory, Net [Abstract]
Inventories
Inventories
Inventories consist of the following:

(In thousands)	September 30, 2013	December 31, 2012	September 30, 2012
Finished goods	$79,706	$74,246	$80,325
Growing crops	79,899	79,046	74,964
Raw materials, supplies and other	75,178	66,749	70,677
	$234,783	$220,041	$225,966